Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep 30, 2012
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Jan 31, 2013
Turner Spectrum Fund | Institutional
Risk/Return:
Trading Symbol	TSPEX
Turner Spectrum Fund | Investor
Risk/Return:
Trading Symbol	TSPCX

Turner Spectrum Fund
Turner Spectrum Fund

TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class Shares

Institutional Class Shares

Supplement dated June 14, 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 28, 2013:

1. The second paragraph under "Principal Strategy" on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following six Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

2.                          The ninth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

6.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001006783_SupplementTextBlock

TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class Shares

Institutional Class Shares

Supplement dated June 14, 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 28, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Turner Spectrum Fund
Strategy [Heading]	rr_StrategyHeading	1. The second paragraph under "Principal Strategy" on page 10 is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests its assets using the following six Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

2.                          The ninth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

6.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013